LEASES - Additional Information (Details) $ in Millions	3 Months Ended
Mar. 31, 2019 USD ($)
Leases [Abstract]
Short-term lease expenses	$ 4
Operating lease expenses	39
Operating lease right-of-use assets	454
Operating lease liabilities	453
Leased assets obtained in exchange for operating lease obligations	18
Operating cash outflow for amounts included in the measurement of operating lease obligations	$ 40
Weighted average remaining lease term	6 years 9 months 18 days
Weighted average discount rate	3.20%
Minimum
Lessee, Lease, Description [Line Items]
Operating lease term	3 years
Maximum
Lessee, Lease, Description [Line Items]
Operating lease term	5 years